Contract Liabilities and Deferred Income (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Detailed Information Contract Liabilities And Deferred Income [Abstract]
Disclosure Of Contract Liabilities And Deferred Income

	December 31, 2022	December 31, 2021

Customer advances	16,181	7,726
Unredeemed gift certificates	1,451	1,267
Ozon Premium	92	130
Loyalty points program	55	452

Total contract liabilities	17,779	9,575

Upfront fees under ADS program	289	348

Total	18,068	9,923

out of which:
Current	17,838	9,634
Non-current	230	289